Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Jet.AI Inc.
Entity Central Index Key	0001861622
Entity Tax Identification Number	93-2971741
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10845 Griffith Peak Dr.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	747-4000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10845 Griffith Peak Dr
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	747-4000
Contact Personnel Name	Michael Winston